SCHEDULE OF INFORMATION ABOUT THE WARRANTS OUTSTANDING (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 30, 2024
Subsequent Events [Abstract]
Original number of warrants issued	1,250
Exercise price per common share	$ 8.00
Number of warrants exercisable	1,250
Number of warrants became exercisable	1,250
Number of warrants exercised
Number of warrants terminated / canceled / expired	1,250